Report of Directors Corporate Governance - Assessment of the LTI Award (Details)	3 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019	Dec. 31, 2020 GBP (£) USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average daily closing share price (gbp per share) | £ / shares	£ 3.604
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period		3 years	3 years
Long-Term Incentive Awards | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Long-Term Incentive Awards | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
2017 LTI Award | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome				22.50%
2017 LTI Award | Long-Term Incentive Awards | Iain Mackay
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares) | $				29,655
Face value awarded | £	£ 106,877	£ 106,877		£ 106,877
2017 LTI Award | Long-Term Incentive Awards | Marc Moses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares) | $				86,491
Face value awarded | £	£ 311,714	£ 311,714		£ 311,714
2017 LTI Award | Average return on equity | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting		20.00%
Payout percentage				10.00%
Actual				7.30%
Assessment				0.00%
Outcome				0.00%
2017 LTI Award | Average return on equity | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				9.00%
2017 LTI Award | Average return on equity | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				11.00%
2017 LTI Award | Cost efficiency | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting		20.00%
Payout percentage				58.00%
Actual				62.40%
Assessment				0.00%
Outcome				0.00%
2017 LTI Award | Cost efficiency | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				60.00%
2017 LTI Award | Cost efficiency | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				55.50%
2017 LTI Award | Relative total shareholder return | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting		20.00%
Assessment				0.00%
Outcome				0.00%
2017 LTI Award | Risk and compliance | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting		25.00%
Actual				65.00%
Assessment				65.00%
Outcome				16.25%
Performance period		3 years
2017 LTI Award | Strategy | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting		15.00%
2017 LTI Award | Strategy, sustainable finance | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				3400000000000.00%
Actual				9300000000000.00%
Assessment				100.00%
Outcome				5.00%
2017 LTI Award | Strategy, sustainable finance | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				3000000000000.00%
2017 LTI Award | Strategy, sustainable finance | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				3700000000000.00%
2017 LTI Award | Strategy, employee confidence | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				67.00%
Actual				62.00%
Assessment				0.00%
Outcome				0.00%
2017 LTI Award | Strategy, employee confidence | Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				65.00%
2017 LTI Award | Strategy, employee confidence | Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage				70.00%
2017 LTI Award | Strategy, customer | Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assessment				25.00%
Outcome				1.25%